3. Investment Securities Available-For-Sale	12 Months Ended
Dec. 31, 2015
Investment Securities Available-for-sale
Investment Securities Available-For-Sale

The amortized cost and market value of securities available-for-sale are as follows:

	2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	$6,834	$124	$—	$6,958
Mortgage backed securities	62,911	160	478	62,593
SBA Pools	10,494	9	194	10,309
	$80,239	$293	$672	$79,860

	2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	$9,546	$163	$8	$9,701
Mortgage backed securities	61,476	395	148	61,723
Single Issue Trust Preferred	500	—	12	488
SBA Pools	12,669	29	275	12,423
	$84,191	$587	$443	$84,335

The following tables presents the age of gross unrealized losses and fair value by investment category:

	December 31, 2015
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$—	$—	$—	$—	$—	$—
Mortgage-backed securities	45,790	363	4,589	115	50,379	478
Single Issue Trust Preferred	—	—	—	—	—	—
SBA Pools	157	3	9,110	191	9,267	194

Total	$45,947	$366	$13,699	$306	$59,646	$672

The total number of investment securities in a loss position at December 31, 2015 was 34.

	December 31, 2014
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$—	$—	$1,002	$8	$1,002	$8
Mortgage-backed securities	5,244	19	7,586	129	12,830	148
Single Issue Trust Preferred	—	—	488	12	488	12
SBA Pools	—	—	11,239	275	11,239	275

Total	$5,244	$19	$20,315	$424	$25,559	$443

The total number of investment securities in a loss position at December 31, 2014 was 83.

The Company assesses securities for OTTI quarterly by reviewing credit ratings, financial and regulatory reports as well as other pertinent financial indicators published. As of December 31, 2015 and 2014, the Company's assessment revealed no impairment other than that deemed temporary.

Investment securities available-for-sale with a book value (amortized cost) of $31,422 and $39,298 at December 31, 2015 and 2014 respectively, and a market value of $31,355 and $39,325 at December 31, 2015 and 2014, respectively, were pledged as collateral on public deposits, FHLB advances, secured correspondent credit lines and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of securities available-for-sale at December 31, 2015 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

Due in one year or less	$—	$—
Due after one year through five years	2,631	2,664
Due after five years through ten years	7	7
Due after ten years	14,690	14,596
	17,328	17,267

Mortgage-backed securities	62,911	62,593
	$80,239	$79,860

For the years ended December 31, 2015 and 2014, proceeds from sales of securities were $1,025 and $4,367 respectively. Gross realized gains and losses on investment securities available for sale were as follows:

	2015	2014

Realized gains from sales and calls of securities	$16	$1
Realized losses	—	—
Net gains	$16	$1